Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounts Receivable Additional Disclosures [Abstract]
Trade and Other Accounts Receivable, Policy [Policy Text Block]
NOTE 2 – ACCOUNTS RECEIVABLE

At March 31, 2012 and December 31, 2011, accounts receivable consisted of the following:

	March 31, 2012	December 31, 2011
Accounts receivable	$24,934,855	$32,873,903
Less: allowance for doubtful accounts	-	-
	$24,934,855	$32,873,903

Included in accounts receivable is $24,551,124 and $24,396,828 at March 31, 2012 and December 31, 2011 which is due from Defeng Seed Co., Ltd. (“Defeng”) (see Note 17).  At March 31, 2012 and December 31, 2011, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.

NOTE 2 – ACCOUNTS RECEIVABLE
At December 31, 2011 and 2010, accounts receivable consisted of the following:

	December 31, 2011	December 31, 2010
Accounts receivable	$32,873,903	$15,617,336
Less: allowance for doubtful accounts	-	-
	$32,873,903	$15,617,336

Included in accounts receivable is $24,396,828 and $14,738,043 at December 31, 2011 and 2010 which is due from Defeng Seed Co., Ltd. (“Defeng”) (see Note 18).  These receivables were collateralized by equity interests in Defeng at December 31, 2010.  At December 31, 2011 and 2010, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.